Amount Due from A Related Company	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Amount Due From Related Company
Amount Due from A Related Company

4.	Amount Due from A Related Company

Amount due from a related company was unsecured, non-interest bearing and repayable on demand and consisted of the following:

	As of
	March 31, 2023	September 30, 2023
Zhong Yuan Nervonic Acid Bio-technology Co. Ltd.	$156,826	$154,106

Mr. Yu Chang, the Company’s major shareholder and father of Ms. Ting-ting Chang, CEO and director of the Company, has significant influence on the above-mentioned company and is one of the directors of the above-mentioned company. Therefore, the Company considers the above-mentioned company is a related company.

Note 6 — Amounts due from related companies

Amounts due from related companies were unsecured, non-interest bearing and repayable on demand and consisted of the following:

	As of March 31,
Amounts due from:	2023	2022

Dunhua Acer Truncatum Seedling Planting Co. Ltd.	$-	$169,212
Zhong Yuan Nervonic Acid Bio-technology Co. Ltd.	156,826	77,506
Ai Rui Tai Ke Fertilizer Co. Ltd.	-	53,791
Zhong Yuan Bo Rui Bio-technology (Zhuhai Hengqin) Co. Ltd.	-	23,828
	$156,826	$324,337

Mr. Yu Chang, the Company’s major shareholder and father of Ms. Ting-ting Chang, CEO and director of the Company, has significant influence on these companies as mentioned above and/or is one of the directors of these companies. Therefore, the Company considers these companies are related companies.

Note 6 — Amounts due from related companies

Amounts due from related companies were unsecured, non-interest bearing and repayable on demand and consisted of the following:

	As of March 31,
Amounts due from:	2022	2021

Dunhua Acer Truncatum Seedling Planting Co. Ltd.	$169,212	$150,769
Zhong Yuan Nervonic Acid Bio-technology Co. Ltd.	77,506	37,433
Ai Rui Tai Ke Fertilizer Co. Ltd.	53,791	—
Zhong Yuan Bo Rui Bio-technology (Zhuhai Hengqin) Co. Ltd.	23,828	—
	$324,337	$188,202

Mr. Yu Chang, the Company’s major shareholder and father of Ms. Ting-ting Chang, CEO and director of the Company, has significant influence on these companies as mentioned above and/or is one of the directors of these companies. Therefore, the Company considers these companies are related companies.